Income Taxes - Summary of Tax Rate Reconciliation (Detail) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
Income Tax Rate Reconciliation [Line Items]
Adjustments due to permanent differences			$ 2,228
Translation differences	(389)	(168)	(605)
Reduction in income tax benefit resulting from a change in valuation allowance			2,230
Income tax expense	15	2,827	1,261
Effective tax rate	0.00%	16.00%	63.00%
Norwegian Ordinary Tax Regime [Member]
Income Tax Rate Reconciliation [Line Items]
Income tax expense		111	562
Norwegian Tonnage Tax Regime [Member]
Income Tax Rate Reconciliation [Line Items]
Income tax expense		188
Adjustments for amounts not taxable under tonnage tax regime			(3,154)
Entrance tax into the Norwegian tonnage tax regime		2,696
UK [Member]
Income Tax Rate Reconciliation [Line Items]
Income tax expense	$ 15